Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Condensed Statements of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Current assets		$ 5,016	$ 5,005
Non-current assets		22,283	23,428
Total assets		27,299	28,433
Current liabilities		6,092	6,786
Non-current liabilities		8,730	9,531
Total liabilities		14,822	16,317
Total net assets		12,477	12,116
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Current assets		1,755	1,761
Non-current assets		2,108	1,877
Total assets	[1]	3,863	3,638
Current liabilities		492	468
Non-current liabilities		859	850
Total liabilities		1,351	1,318
Total net assets		$ 2,512	$ 2,320

[1]	Out of total assets in 2024 and 2023 of the table above, Camcem, S.A. de C.V. (“Camcem”), holding company of GCC, S.A.B. de C.V., represented 78% and 76%, respectively. In addition, out of total liabilities, Camcem represented 79% in 2024 and 77% in 2023.